Fair Value Measurements and Fair Value of Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2012
Fair Value Measurements and Fair Value of Financial Instruments [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

		Fair Value Measurements Using
	June	Quoted Prices In Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	30, 2012	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Government sponsored enterprises	$17,398	$---	$17,398	$---
State and political subdivisions	4,899	---	4,899	---
Mortgage-backed securities-residential	19,106	---	19,106	---
Mortgage-backed securities-multi-family	40,663	---	40,663	---
Asset-backed securities	19	19	---	---
Corporate debt securities	5,316	5,316	---	---
Equity securities	127	127	---	---
Securities available-for-sale	$87,528	$5,462	$82,066	$---

		Fair Value Measurements Using
	June	Quoted Prices In Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	30, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Government sponsored enterprises	$25,703	$---	$25,703	$---
State and political subdivisions	7,062	---	7,062	---
Mortgage-backed securities-residential	28,914	---	28,914	---
Mortgage-backed securities-multi-family	21,096	---	21,096	---
Asset-backed securities	23	23	---	---
Corporate debt securities	7,206	7,206	---	---
Equity securities	113	113	---	---
Securities available-for-sale	$90,117	$7,342	$82,775	$---

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]

	June	Fair Value Measurements Using
(In thousands)	30, 2012	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$2,353	$---	$---	$2,353

	June	Fair Value Measurements Using
(In thousands)	30, 2011	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$1,982	$---	$---	$1,982

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs were utilized to determine fair value:

	June
(In thousands)	30, 2012	Valuation Technique	Unobservable Input	Range
Impaired loans	$2,353	Appraisal of collateral	Appraisal adjustments	0-25%
			Liquidation expenses	10-15%

Carrying Amounts and Estimated Fair Value [Table Text Block]

(in thousands)	June 30, 2012		Fair Value Measurements Using
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$7,742	$7,742	$7,742	$---	$---
Securities available-for-sale	87,528	87,528	5,462	82,066	---
Securities held-to-maturity	146,389	150,162	---	150,162	---
Federal Home Loan Bank stock	1,744	1,744	1,744	---	---
Net loans	326,751	341,263	---	---	341,263
Accrued interest receivable	2,688	2,688	2,688	---	---
Deposits	511,937	512,154	439,892	72,262	---
Federal Home Loan Bank borrowings	21,000	21,264	---	21,264	---
Accrued interest payable	83	83	83	---	---

(In thousands)	June 30, 2011
	Carrying	Fair
	Amount	Value
Cash and cash equivalents	$9,966	$9,966
Securities available-for-sale	90,117	90,117
Securities held-to-maturity	124,177	126,205
Federal Home Loan Bank stock	1,916	1,916
Net loans	301,046	309,567
Accrued interest receivable	2,716	2,716
Deposits	469,897	470,444
Federal Home Loan Bank borrowings	26,300	26,941
Accrued interest payable	98	98